Risk Management (Details) - Schedule of Security Interests, Collateral, or Credit Improvements - Credit Risk - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Security Interests, Collateral, or Credit Improvements [Line Items]
Total	$ 42,064,006	$ 37,318,169
Properties/mortgages | Non-impaired financial assets
Schedule of Security Interests, Collateral, or Credit Improvements [Line Items]
Total	27,463,548	29,279,845
Properties/mortgages | Impaired financial assets
Schedule of Security Interests, Collateral, or Credit Improvements [Line Items]
Total	3,162,938	2,444,084
Investments and others | Non-impaired financial assets
Schedule of Security Interests, Collateral, or Credit Improvements [Line Items]
Total	11,083,172	5,300,893
Investments and others | Impaired financial assets
Schedule of Security Interests, Collateral, or Credit Improvements [Line Items]
Total	$ 354,348	$ 293,347